Restructuring Restructuring (Tables)	12 Months Ended
May 31, 2012
Restructuring and Related Activities [Abstract]
Summary of Severance and Benefit Costs
A summary of the severance and benefit costs in the periods presented is as follows:

(in millions)	Employee Severance and Benefit Costs
Restructuring Accrual:
Balance at May 31, 2009	$5.6
Costs incurred and charged to expense	6.2
Costs paid or otherwise settled	(8.6)
Non-cash adjustments (1)	(0.4)
Balance at May 31, 2010	2.8
Costs incurred and charged to expense	10.0
Costs paid or otherwise settled	(7.0)
Non-cash adjustments (1)	0.1
Balance at May 31, 2011	5.9
Costs incurred and charged to expense	17.9
Costs paid or otherwise settled	(14.2)
Non-cash adjustments (1)	(1.7)
Balance at May 31, 2012	$7.9

(1)	Primarily related to foreign currency fluctuations.